Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - 100 .3%
1988 CLO 1 Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.3600%, 5.6775%,
10/15/39 (144A)
‡
$ 133,000,000 $ 133,408,283
1988 CLO 2 Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.2000%, 5.5176%,
4/15/38 (144A)
‡
88,400,000 88,370,474
37 Capital CLO 3 Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.5000%,
5.8175%, 7/15/38 (144A)
‡
10,000,000 10,052,647
522 Funding CLO Ltd. 2020-6A A1R2, CME Term SOFR 3 Month + 1.2000%,
5.5190%, 10/23/34 (144A)
‡
16,000,000 16,026,546
720 East CLO VII Ltd. 2025-7A A1, CME Term SOFR 3 Month + 1.0600%,
5.3412%, 4/20/37 (144A)
‡
107,000,000 106,954,707
AB BSL CLO 1 Ltd. 2020-1A A1R, CME Term SOFR 3 Month + 1.3700%,
5.6876%, 1/15/35 (144A)
‡
28,500,000 28,537,438
AB BSL CLO 5 Ltd. 2024-5A A1, CME Term SOFR 3 Month + 1.3600%,
5.6855%, 1/20/38 (144A)
‡
70,000,000 70,265,552
AB BSL CLO 6 Ltd. 2025-6A A, CME Term SOFR 3 Month + 1.4300%, 5.7017%,
7/20/37 (144A)
‡
100,000,000 100,286,760
AGL CLO 16 Ltd. 2021-16A AR, CME Term SOFR 3 Month + 0.9500%, 5.2755%,
1/20/35 (144A)
‡
143,394,000 143,364,145
AGL CLO 17 Ltd. 2022-17A AR, CME Term SOFR 3 Month + 0.9500%, 5.2755%,
1/21/35 (144A)
‡
131,858,000 131,830,455
AGL CLO 23 Ltd. 2022-23A A1R, 3-month SOFR + 1.1500%, 5.4755%, 4/20/38
(144A)
‡
19,600,000 19,580,872
AGL CLO 26 Ltd. 2023-26A A2R, CME Term SOFR 3 Month + 1.5500%,
0.0000%, 10/21/38 (144A)
‡
15,000,000 15,079,500
AGL CLO 37 Ltd. 2024-37A A1, CME Term SOFR 3 Month + 1.2400%, 5.5720%,
4/22/38 (144A)
‡
41,700,000 41,765,102
AGL CLO 42 Ltd. 2025-42A A1, CME Term SOFR 3 Month + 1.3000%, 5.5692%,
7/22/38 (144A)
‡
155,950,000 156,265,799
AGL Core CLO 2 Ltd. 2019-2A A1R, CME Term SOFR 3 Month + 1.4600%,
5.7855%, 7/20/37 (144A)
‡
110,000,000 110,452,859
AGL Core CLO 38 Ltd. 2025-38A A1, CME Term SOFR 3 Month + 1.2400%,
5.5720%, 1/22/38 (144A)
‡
100,000,000 100,152,300
AIMCO CLO 2015-AA AR3, CME Term SOFR 3 Month + 1.2500%, 5.5724%,
10/17/34 (144A)
‡
53,800,000 53,939,735
AIMCO CLO 2018-AA AR, CME Term SOFR 3 Month + 1.3100%, 5.6324%,
10/17/37 (144A)
‡
70,000,000 70,187,971
AIMCO CLO 2017-AA AR2, CME Term SOFR 3 Month + 1.1400%, 5.4655%,
1/20/38 (144A)
‡
21,310,000 21,289,383
Allegro CLO V-S Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.5000%,
5.8187%, 7/24/37 (144A)
‡
19,750,000 19,837,886
Allegro CLO XIV Ltd. 2021-2A A2, CME Term SOFR 3 Month + 1.6116%,
5.9292%, 10/15/34 (144A)
‡
6,875,000 6,887,696
Allegro CLO XVIII Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.3800%,
5.6985%, 1/25/38 (144A)
‡
42,100,000 42,264,203
AMMC CLO 24 Ltd. 2021-24A AR, CME Term SOFR 3 Month + 1.2000%,
5.5255%, 1/20/35 (144A)
‡
32,000,000 32,056,710
AMMC CLO 26 Ltd. 2023-26A A1R, CME Term SOFR 3 Month + 1.2700%,
5.5875%, 4/15/36 (144A)
‡
167,750,000 167,915,888
AMMC CLO 27 Ltd. 2022-27A A1R, CME Term SOFR 3 Month + 1.0800%,
5.4055%, 1/20/37 (144A)
‡
100,000,000 99,976,420
AMMC CLO 30 Ltd. 2024-30A A2, CME Term SOFR 3 Month + 1.9500%,
6.2675%, 1/15/37 (144A)
‡
8,000,000 8,022,927
Anchorage Capital CLO 13 LLC 2019-13A ARR, CME Term SOFR 3 Month +
1.2700%, 5.5875%, 4/15/38 (144A)
‡
95,300,000 95,513,196

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Anchorage Capital CLO 15 Ltd. 2020-15A A1R2, CME Term SOFR 3 Month +
1.4100%, 5.6210%, 7/20/38 (144A)
‡
$ 110,000,000 $ 110,457,215
Anchorage Capital CLO 16 Ltd. 2020-16A A1R2, CME Term SOFR 3 Month +
1.2500%, 5.5755%, 1/19/38 (144A)
‡
233,375,000 233,714,327
Anchorage Capital CLO 17 Ltd. 2021-17A A1R, CME Term SOFR 3 Month +
1.2300%, 5.5475%, 2/15/38 (144A)
‡
181,355,000 181,549,793
Anchorage Capital CLO 19 Ltd. 2021-19A A, CME Term SOFR 3 Month +
1.4716%, 5.7892%, 10/15/34 (144A)
‡
17,810,000 17,839,837
Anchorage Capital CLO 24 Ltd. 2022-24A A2R, CME Term SOFR 3 Month +
1.6500%, 5.9676%, 7/15/37 (144A)
‡
18,000,000 18,038,246
Anchorage Capital CLO 30 Ltd. 2024-30A A1, CME Term SOFR 3 Month +
1.3000%, 5.6255%, 1/20/37 (144A)
‡
35,000,000 35,042,980
Apex Credit CLO Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.8000%,
6.1255%, 4/20/36 (144A)
‡
15,000,000 15,076,956
Apex Credit CLO Ltd. 2024-2A A, CME Term SOFR 3 Month + 1.5200%,
5.8385%, 7/25/37 (144A)
‡
49,800,000 49,999,200
Apidos CLO Xxv 2016-25A A1R3, CME Term SOFR 3 Month + 1.1400%,
5.4655%, 1/20/37 (144A)
‡
205,705,000 205,941,561
Apidos CLO XXXVII 2021-37A A, CME Term SOFR 3 Month + 1.3916%, 5.7236%,
10/22/34 (144A)
‡
19,900,000 19,936,899
Apidos Loan Fund Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.2700%,
5.5885%, 4/25/35 (144A)
‡
28,450,000 28,486,425
Ares LIII CLO Ltd. 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%,
5.5987%, 10/24/36 (144A)
‡
253,955,000 254,934,631
Ares LIII CLO Ltd. 2019-53A A2R, CME Term SOFR 3 Month + 1.5000%,
5.8187%, 10/24/36 (144A)
‡
13,000,000 13,014,689
ARES Loan Funding III Ltd. 2022-ALF3A A1R, CME Term SOFR 3 Month +
1.2700%, 5.5885%, 7/25/36 (144A)
‡
56,225,000 56,421,979
Ares Loan Funding IX Ltd. 2025-ALF9A A1, CME Term SOFR 3 Month + 1.1800%,
5.4198%, 3/31/38 (144A)
‡
138,000,000 137,974,608
Ares Loan Funding VIII Ltd. 2024-ALF8 A1, CME Term SOFR 3 Month + 1.2500%,
5.5687%, 1/24/38 (144A)
‡
243,440,000 243,925,006
Ares LV CLO Ltd. 2020-55A A1R2, CME Term SOFR 3 Month + 1.3700%,
5.6876%, 10/15/37 (144A)
‡
39,250,000 39,380,141
ARES LX CLO Ltd. 2021-60A AR, CME Term SOFR 3 Month + 1.1800%,
5.5090%, 7/18/34 (144A)
‡
106,325,000 106,447,391
Ares LXIV CLO Ltd. 2022-64A AR, CME Term SOFR 3 Month + 1.3600%,
5.6775%, 10/24/39 (144A)
‡
10,000,000 10,030,000
Ares LXIX CLO Ltd. 2024-69A A2, CME Term SOFR 3 Month + 1.7000%,
6.0176%, 4/15/36 (144A)
‡
17,500,000 17,541,549
Ares LXV CLO Ltd. 2022-65A A2, CME Term SOFR 3 Month + 1.7500%,
6.0685%, 7/25/34 (144A)
‡
18,000,000 18,048,278
Ares LXVII CLO Ltd. 2022-67A A1R, CME Term SOFR 3 Month + 1.1900%,
5.5085%, 1/25/38 (144A)
‡
79,500,000 79,539,257
Ares LXXII CLO Ltd. 2024-72A A2, CME Term SOFR 3 Month + 1.5800%,
5.8975%, 7/15/36 (144A)
‡
24,500,000 24,537,069
Ares LXXIV CLO Ltd. 2024-74A A2, CME Term SOFR 3 Month + 1.5500%,
5.8676%, 10/15/36 (144A)
‡
22,500,000 22,532,803
Ares XLI CLO Ltd. 2016-41A AR2, CME Term SOFR 3 Month + 1.3316%,
5.6492%, 4/15/34 (144A)
‡
9,220,000 9,232,054
Ares XLIII CLO Ltd. 2017-43A A2R2, CME Term SOFR 3 Month + 1.6000%,
5.9176%, 1/15/38 (144A)
‡
5,000,000 5,008,288
ARES XLIV CLO Ltd. 2017-44A A1RR, CME Term SOFR 3 Month + 1.1300%,
0.0000%, 4/15/34 (144A)
‡
100,000,000 100,000,000

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Ares XXXIX CLO Ltd. 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%,
5.7490%, 7/18/37 (144A)
‡
$ 15,250,000 $ 15,300,619
Arini US CLO I Ltd. 1A A, CME Term SOFR 3 Month + 1.5000%, 5.8261%,
4/15/38 (144A)
‡
10,000,000 10,045,869
Atlantic Avenue Ltd. 2024-2A A, CME Term SOFR 3 Month + 1.6500%, 5.9755%,
4/20/37 (144A)
‡
50,000,000 50,299,545
Atlas Senior Loan Fund XVII Ltd. 2021-17A AR, CME Term SOFR 3 Month +
1.0600%, 5.3855%, 10/20/34 (144A)
‡
19,100,000 19,122,836
Atrium XIV LLC 14A A2RR, CME Term SOFR 3 Month + 1.6100%, 5.9278%,
10/16/37 (144A)
‡
35,200,000 35,264,831
Atrium XV 15A A2RR, CME Term SOFR 3 Month + 1.5900%, 5.9078%, 7/16/37
(144A)
‡
47,250,000 47,333,420
Bain Capital Credit CLO Ltd. 2021-1A AR, CME Term SOFR 3 Month + 0.9400%,
5.2690%, 4/18/34 (144A)
‡
70,000,000 69,987,232
Bain Capital Credit CLO Ltd. 2022-3A A1R, CME Term SOFR 3 Month + 1.1600%,
5.4824%, 7/17/35 (144A)
‡
99,500,000 99,593,241
Bain Capital Credit CLO Ltd. 2017-2A A2R3, CME Term SOFR 3 Month +
1.6000%, 5.9185%, 7/25/37 (144A)
‡
15,040,000 15,065,946
Bain Capital Credit CLO Ltd. 2022-4A A1R, CME Term SOFR 3 Month +
1.3800%, 5.6978%, 10/16/37 (144A)
‡
80,000,000 80,264,704
Balboa Bay Loan Funding Ltd. 2021-1A AR, CME Term SOFR 3 Month +
0.9900%, 5.3155%, 7/20/34 (144A)
‡
244,000,000 244,057,682
Balboa Bay Loan Funding Ltd. 2020-1A A1RR, CME Term SOFR 3 Month +
1.2900%, 5.6155%, 10/20/35 (144A)
‡
13,540,000 13,591,717
Balboa Bay Loan Funding Ltd. 2020-1A A2RR, CME Term SOFR 3 Month +
1.6200%, 5.9455%, 10/20/35 (144A)
‡
16,000,000 16,029,893
Balboa Bay Loan Funding Ltd. 2023-1A ARR, CME Term SOFR 3 Month +
1.1600%, 5.4855%, 4/20/36 (144A)
‡
100,000,000 100,092,600
Balboa Bay Loan Funding Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.1900%,
5.5155%, 4/20/37 (144A)
‡
175,000,000 175,369,600
Balboa Bay Loan Funding Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.3300%,
5.6555%, 1/20/38 (144A)
‡
10,000,000 10,029,529
Ballyrock CLO 14 Ltd. 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%,
5.7055%, 7/20/37 (144A)
‡
100,000 100,349
Ballyrock CLO 15 Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3300%,
5.6476%, 1/15/38 (144A)
‡
10,050,000 10,079,286
Ballyrock CLO 25 Ltd. 2023-25A A1AR, CME Term SOFR 3 Month + 1.1800%,
5.4985%, 1/25/38 (144A)
‡
19,100,000 19,093,716
Ballyrock CLO 26 Ltd. 2024-26A A1A, CME Term SOFR 3 Month + 1.5100%,
5.8285%, 7/25/37 (144A)
‡
20,000,000 20,086,604
Ballyrock CLO Ltd. 2019-2A A1RR, CME Term SOFR 3 Month + 1.4000%,
5.7220%, 2/20/36 (144A)
‡
15,000,000 15,031,329
Barings CLO Ltd. 2021-3A AR, CME Term SOFR 3 Month + 1.1300%, 5.4590%,
1/18/35 (144A)
‡
170,000,000 170,089,437
Barings CLO Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.1300%, 5.4555%,
4/20/38 (144A)
‡
53,000,000 52,949,274
Barings Loan Partners CLO 5 Ltd. LP-5A A, CME Term SOFR 3 Month +
1.2200%, 5.5455%, 1/20/35 (144A)
‡
74,219,313 74,386,010
Barrow Hanley CLO I Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.3400%,
5.6655%, 1/20/38 (144A)
‡
70,000,000 70,248,864
Barrow Hanley CLO III Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.8200%,
6.1455%, 4/20/37 (144A)
‡
12,000,000 12,027,665
Basswood Park CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.2616%,
5.5871%, 4/20/34 (144A)
‡
32,100,000 32,159,703

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Battalion CLO XI Ltd. 2017-11A AR, CME Term SOFR 3 Month + 1.4116%,
5.7303%, 4/24/34 (144A)
‡
$ 10,000,000 $ 10,014,146
Battery Park CLO Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.4000%,
5.7175%, 7/15/36 (144A)
‡
33,180,000 33,239,863
BBAM US CLO I Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.2000%,
5.5176%, 3/30/38 (144A)
‡
97,550,000 97,524,461
Beechwood Park CLO Ltd. 2019-1A A2R, CME Term SOFR 3 Month + 1.5000%,
5.8224%, 1/17/35 (144A)
‡
10,000,000 10,010,772
Benefit Street Partners CLO IV Ltd. 2014-IVA AR4, CME Term SOFR 3 Month +
1.3500%, 5.6755%, 4/20/34 (144A)
‡
77,970,000 78,085,060
Benefit Street Partners CLO XII-B Ltd. 2017-12BRA A, CME Term SOFR 3 Month
+ 1.3700%, 5.6876%, 10/15/37 (144A)
‡
100,000,000 100,317,830
Benefit Street Partners CLO XXI Ltd. 2020-21A A1R, CME Term SOFR 3 Month +
1.4316%, 5.7492%, 10/15/34 (144A)
‡
39,425,000 39,500,814
Benefit Street Partners CLO XXI Ltd. 2020-21A A2R, CME Term SOFR 3 Month +
1.6616%, 5.9792%, 10/15/34 (144A)
‡
5,000,000 5,010,092
Benefit Street Partners CLO XXIII Ltd. 2021-23A A1R, CME Term SOFR 3 Month
+ 1.1000%, 5.4185%, 4/25/34 (144A)
‡
80,000,000 80,140,008
Benefit Street Partners CLO XXV Ltd. 2021-25A A1R, CME Term SOFR 3 Month
+ 1.0000%, 5.3175%, 1/15/35 (144A)
‡
146,000,000 146,067,715
Benefit Street Partners CLO XXXII Ltd. 2023-32A A2, CME Term SOFR 3 Month
+ 1.9500%, 6.2685%, 10/25/36 (144A)
‡
11,000,000 11,033,717
Benefit Street Partners CLO XXXVI Ltd. 2024-36A A1, CME Term SOFR 3 Month
+ 1.3600%, 5.6785%, 1/25/38 (144A)
‡
12,000,000 12,045,946
Birch Grove CLO 11 Ltd. 2024-11A A1, CME Term SOFR 3 Month + 1.3600%,
5.6920%, 1/22/38 (144A)
‡
141,000,000 141,535,997
Birch Grove CLO 3 Ltd. 2021-3A A1R, CME Term SOFR 3 Month + 1.2600%,
5.5855%, 1/19/38 (144A)
‡
15,250,000 15,267,329
Birch Grove CLO 6 Ltd. 2023-6A A1R, CME Term SOFR 3 Month + 1.3800%,
5.7509%, 7/20/37 (144A)
‡
35,000,000 35,099,561
BlueMountain CLO XXV Ltd. 2019-25A A1RR, CME Term SOFR 3 Month +
1.3500%, 5.6675%, 1/15/38 (144A)
‡
104,380,000 104,741,050
BlueMountain CLO XXXI Ltd. 2021-31A A1, CME Term SOFR 3 Month + 1.4116%,
5.7371%, 4/19/34 (144A)
‡
46,800,000 46,867,532
BlueMountain CLO XXXII Ltd. 2021-32A AR, CME Term SOFR 3 Month +
1.1000%, 5.4176%, 10/15/34 (144A)
‡
115,700,000 115,783,188
BlueMountain CLO XXXV Ltd. 2022-35A A1R, CME Term SOFR 3 Month +
1.4200%, 5.7520%, 10/22/37 (144A)
‡
81,000,000 81,309,469
Canyon Capital CLO Ltd. 2019-2A AR2, CME Term SOFR 3 Month + 1.0100%,
5.3276%, 10/15/34 (144A)
‡
170,200,000 170,307,720
Canyon Capital CLO Ltd. 2022-2A A1R, CME Term SOFR 3 Month + 1.1800%,
5.4975%, 4/15/38 (144A)
‡
13,500,000 13,495,314
Canyon CLO Ltd. 2020-2A AR2, CME Term SOFR 3 Month + 1.0300%, 5.3476%,
10/15/34 (144A)
‡
118,000,000 118,117,575
Carlyle Global Market Strategies CLO Ltd. 2016-1A A1R3, CME Term SOFR 3
Month + 1.0900%, 5.4155%, 4/20/34 (144A)
‡
104,150,000 104,341,844
Carlyle US CLO Ltd. 2021-9A AR, CME Term SOFR 3 Month + 1.1100%,
5.4285%, 10/20/34 (144A)
‡
114,000,000 113,998,757
Carlyle US CLO Ltd. 2019-4A A11R, CME Term SOFR 3 Month + 1.3200%,
5.6375%, 4/15/35 (144A)
‡
22,770,000 22,815,151
Carlyle US CLO Ltd. 2022-4A A2R, CME Term SOFR 3 Month + 1.5700%,
5.8885%, 7/25/36 (144A)
‡
16,150,000 16,176,983
Carlyle US CLO Ltd. 2019-2A AR2, CME Term SOFR 3 Month + 1.3600%,
5.6775%, 10/15/37 (144A)
‡
61,860,000 62,045,394

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Carlyle US CLO Ltd. 2022-5A A2R, CME Term SOFR 3 Month + 1.6000%,
5.9176%, 10/15/37 (144A)
‡
$ 25,000,000 $ 25,043,067
Carlyle US CLO Ltd. 2021-6A A1R, CME Term SOFR 3 Month + 1.2900%,
5.6076%, 1/15/38 (144A)
‡
25,500,000 25,576,457
Carlyle US CLO Ltd. 2021-10A A1R, CME Term SOFR 3 Month + 1.3100%,
5.6355%, 1/20/38 (144A)
‡
194,750,000 195,274,345
Carlyle US CLO Ltd. 2021-7A A1R, CME Term SOFR 3 Month + 1.2000%,
5.5176%, 4/15/38 (144A)
‡
84,100,000 84,073,660
Carval CLO VIII-C Ltd. 2022-2A A1R, CME Term SOFR 3 Month + 1.4200%,
5.7520%, 10/22/37 (144A)
‡
118,000,000 118,451,763
CBAM Ltd. 2020-12A AR, CME Term SOFR 3 Month + 1.4416%, 5.7671%,
7/20/34 (144A)
‡
15,310,000 15,349,112
CBAM Ltd. 2019-11RA A2, CME Term SOFR 3 Month + 1.7616%, 6.0871%,
1/20/35 (144A)
‡
13,889,000 13,928,391
CBAM Ltd. 2017-1A AR2, CME Term SOFR 3 Month + 1.3900%, 5.7155%,
1/20/38 (144A)
‡
153,250,000 153,921,925
Cedar Funding IV CLO Ltd. 2014-4A AR3, CME Term SOFR 3 Month + 1.3400%,
5.6590%, 1/23/38 (144A)
‡
106,075,000 106,388,664
Cedar Funding IX CLO Ltd. 2018-9A AR, CME Term SOFR 3 Month + 1.4200%,
5.7455%, 7/20/37 (144A)
‡
49,365,000 49,522,065
Cedar Funding VI CLO Ltd. 2016-6A ARR, CME Term SOFR 3 Month + 1.3116%,
5.6371%, 4/20/34 (144A)
‡
49,619,000 49,646,127
Cedar Funding VIII CLO Ltd. 2017-8A ARR, CME Term SOFR 3 Month + 1.2200%,
5.5424%, 1/17/38 (144A)
‡
10,000,000 10,000,000
Cedar Funding XII CLO Ltd. 2020-12A ARR, CME Term SOFR 3 Month +
1.2000%, 5.5185%, 1/25/38 (144A)
‡
37,000,000 36,996,622
Cedar Funding XIV CLO Ltd. 2021-14A AR, CME Term SOFR 3 Month + 1.3800%,
5.6976%, 10/15/37 (144A)
‡
143,415,000 143,928,067
CFIP CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.4816%, 5.8071%,
1/20/35 (144A)
‡
39,000,000 39,150,306
CIFC Funding 2015-IV Ltd. 2015-4A A1A2, CME Term SOFR 3 Month + 1.3316%,
5.6571%, 4/20/34 (144A)
‡
21,190,000 21,217,560
CIFC Funding 2019-VI Ltd. 2019-6A A1R, CME Term SOFR 3 Month + 1.4500%,
5.7678%, 7/16/37 (144A)
‡
10,470,000 10,501,117
CIFC Funding 2025-III Ltd. 2025-3A A1, CME Term SOFR 3 Month + 1.3500%,
5.6790%, 7/21/38 (144A)
‡
29,850,000 29,947,484
CIFC Funding Ltd. 2014-4RA A1A2, CME Term SOFR 3 Month + 0.9900%,
5.3124%, 1/17/35 (144A)
‡
110,755,000 110,835,696
CIFC Funding Ltd. 2022-2A A1R, CME Term SOFR 3 Month + 0.9700%,
5.2955%, 4/19/35 (144A)
‡
90,000,000 90,036,036
CIFC Funding Ltd. 2022-2A A2R, CME Term SOFR 3 Month + 1.2200%,
5.5455%, 4/19/35 (144A)
‡
13,000,000 12,977,427
CIFC Funding Ltd. 2022-4A A2, CME Term SOFR 3 Month + 1.7000%, 6.0178%,
7/16/35 (144A)
‡
20,000,000 20,046,472
CIFC Funding Ltd. 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%,
5.7024%, 7/17/37 (144A)
‡
120,500,000 120,872,586
CIFC Funding Ltd. 2014-5A A2R3, CME Term SOFR 3 Month + 1.5800%,
5.9024%, 7/17/37 (144A)
‡
11,250,000 11,269,194
CIFC Funding Ltd. 2021-4A AR, CME Term SOFR 3 Month + 1.3600%, 5.6790%,
7/23/37 (144A)
‡
17,500,000 17,544,593
CIFC Funding Ltd. 2021-5A A1R, CME Term SOFR 3 Month + 1.2600%, 5.5775%,
1/15/38 (144A)
‡
22,945,000 22,974,829
CIFC Funding Ltd. 2018-1A A2R, CME Term SOFR 3 Month + 1.5600%,
5.8890%, 1/18/38 (144A)
‡
22,000,000 22,033,174

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CIFC Funding Ltd. 2014-3A A1R, CME Term SOFR 3 Month + 1.1800%, 5.4975%,
3/31/38 (144A)
‡
$ 82,500,000 $ 82,482,427
CIFC Funding Ltd. 2025-2A A, CME Term SOFR 3 Month + 1.1300%, 5.4114%,
4/15/38 (144A)
‡
37,625,000 37,588,158
CIFC Funding Ltd. 2019-4A AJR2, CME Term SOFR 3 Month + 1.5700%,
5.9960%, 7/15/38 (144A)
‡
15,000,000 15,089,679
CIFC Funding Ltd. 2020-4A A1R, CME Term SOFR 3 Month + 1.3000%,
5.6176%, 1/15/40 (144A)
‡
42,250,000 42,357,594
Clover CLO LLC 2021-3A AR, CME Term SOFR 3 Month + 1.0700%, 5.3885%,
1/25/35 (144A)
‡
39,000,000 39,061,074
Columbia Cent CLO 29 Ltd. 2020-29A AR, CME Term SOFR 3 Month + 1.4316%,
5.7571%, 10/20/34 (144A)
‡
12,670,000 12,690,487
CQS US CLO Ltd. 2025-4A A1, CME Term SOFR 3 Month + 1.4500%, 5.7217%,
7/20/36 (144A)
‡
11,425,000 11,463,788
CQS US CLO Ltd. 2023-3A AJ, CME Term SOFR 3 Month + 2.1500%, 6.4685%,
1/25/37 (144A)
‡
9,000,000 9,036,757
Crown City CLO IV 2022-4A AJ, CME Term SOFR 3 Month + 1.8200%, 6.1455%,
4/20/37 (144A)
‡
19,000,000 19,043,799
Crown Point CLO 11 Ltd. 2021-11A A1R, CME Term SOFR 3 Month + 1.2600%,
5.5824%, 2/28/38 (144A)
‡
20,000,000 20,023,500
Crown Point CLO 8 Ltd. 2019-8A AR, CME Term SOFR 3 Month + 1.4516%,
5.7771%, 10/20/34 (144A)
‡
10,000,000 10,024,676
CTM CLO Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.5000%, 5.8346%,
7/15/38 (144A)
‡
10,000,000 10,046,936
Diameter Capital CLO 1 Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3900%,
5.7076%, 10/15/37 (144A)
‡
81,535,000 81,875,474
Diameter Capital CLO 10 Ltd. 2025-10A A, CME Term SOFR 3 Month + 1.3100%,
5.5958%, 4/20/38 (144A)
‡
55,000,000 55,103,895
Diameter Capital CLO 3 Ltd. 2022-3A A1R, CME Term SOFR 3 Month + 1.3300%,
5.6476%, 1/15/38 (144A)
‡
83,250,000 83,492,957
Diameter Capital CLO 9 Ltd. 2025-9A A, CME Term SOFR 3 Month + 1.1700%,
5.4955%, 4/20/38 (144A)
‡
156,750,000 156,695,482
Dryden 106 CLO Ltd. 2022-106A A1R, CME Term SOFR 3 Month + 1.3600%,
5.6775%, 10/15/37 (144A)
‡
60,000,000 60,179,976
Dryden 108 CLO Ltd. 2022-108A A1R, CME Term SOFR 3 Month + 1.3600%,
5.6890%, 7/18/37 (144A)
‡
64,500,000 64,662,159
Dryden 113 CLO Ltd. 2022-113A AR2, CME Term SOFR 3 Month + 1.2500%,
5.5676%, 10/15/37 (144A)
‡
49,998,000 50,164,313
Dryden 121 CLO Ltd. 2024-121A A2, CME Term SOFR 3 Month + 1.5400%,
5.8575%, 1/15/37 (144A)
‡
13,000,000 13,018,983
Dryden 45 Senior Loan Fund 2016-45A A1RR, CME Term SOFR 3 Month +
1.0800%, 5.3975%, 10/15/30 (144A)
‡
481,355 481,599
Dryden 75 CLO Ltd. 2019-75A AR2, CME Term SOFR 3 Month + 1.3016%,
5.6192%, 4/15/34 (144A)
‡
29,790,000 29,815,062
Dryden 76 CLO Ltd. 2019-76A A1R2, CME Term SOFR 3 Month + 1.3700%,
5.6876%, 10/15/37 (144A)
‡
136,000,000 136,422,933
Dryden 77 CLO Ltd. 2020-77A AR, CME Term SOFR 3 Month + 1.3816%,
5.7036%, 5/20/34 (144A)
‡
3 3
Eaton Vance CLO Ltd. 2019-1A AR2, CME Term SOFR 3 Month + 1.5100%,
5.8276%, 7/15/37 (144A)
‡
47,500,000 47,699,571
Elevation CLO Ltd. 2021-14A A1R, CME Term SOFR 3 Month + 1.2800%,
5.6055%, 1/20/38 (144A)
‡
62,250,000 62,367,628
Elevation CLO Ltd. 2016-5A A1RR, CME Term SOFR 3 Month + 1.3700%,
5.6885%, 1/25/38 (144A)
‡
18,250,000 18,318,970

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Elevation CLO Ltd. 2025-18A A1, CME Term SOFR 3 Month + 1.2400%, 5.5253%,
3/28/38 (144A)
‡
$ 81,300,000 $ 81,344,504
Elmwood CLO 14 Ltd. 2022-1A A, CME Term SOFR 3 Month + 1.3200%,
5.6455%, 4/20/35 (144A)
‡
8,000,000 8,015,860
Elmwood CLO 25 Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7300%,
6.0524%, 4/17/37 (144A)
‡
10,000,000 10,025,129
Elmwood CLO 38 Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.1500%,
5.4264%, 4/22/38 (144A)
‡
17,500,000 17,482,797
Elmwood CLO 39 Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.1400%,
5.4239%, 4/17/38 (144A)
‡
31,350,000 31,319,108
Elmwood CLO 40 Ltd. 2025-3A A, CME Term SOFR 3 Month + 1.2400%,
5.5162%, 3/22/38 (144A)
‡
25,500,000 25,538,250
Elmwood CLO 43 Ltd. 2025-6A A2, CME Term SOFR 3 Month + 1.5800%,
5.8985%, 7/20/38 (144A)
‡
7,500,000 7,499,145
Elmwood CLO III Ltd. 2019-3A A1RR, CME Term SOFR 3 Month + 1.3800%,
5.7090%, 7/18/37 (144A)
‡
38,000,000 38,117,534
Elmwood CLO VII Ltd. 2020-4A A1RR, CME Term SOFR 3 Month + 1.3600%,
5.6824%, 10/17/37 (144A)
‡
46,500,000 46,640,839
Elmwood CLO X Ltd. 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%,
5.5577%, 7/20/38 (144A)
‡
23,000,000 23,064,368
Elmwood CLO XII Ltd. 2021-5A AR, CME Term SOFR 3 Month + 1.3600%,
5.6775%, 10/15/37 (144A)
‡
17,350,000 17,402,180
Empower CLO Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.3100%, 5.6374%,
7/20/38 (144A)
‡
31,000,000 31,091,723
Fortress Credit BSL XVI Ltd. 2022-3A AR, CME Term SOFR 3 Month + 1.3700%,
5.6955%, 10/20/35 (144A)
‡
9,000,000 9,013,675
Fortress Credit BSL XVIII Ltd. 2023-1A A1R, CME Term SOFR 3 Month +
1.5700%, 5.8890%, 4/23/36 (144A)
‡
125,000,000 125,610,987
Fortress Credit BSL XXIV Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.2700%,
5.5626%, 4/20/38 (144A)
‡
16,000,000 16,032,710
Galaxy 35 CLO Ltd. 2025-35A A, CME Term SOFR 3 Month + 1.1800%, 5.4614%,
4/20/38 (144A)
‡
119,000,000 118,940,286
Galaxy XXII CLO Ltd. 2016-22A ARRR, CME Term SOFR 3 Month + 1.2400%,
5.5578%, 4/16/34 (144A)
‡
102,470,000 102,634,782
Generate CLO 19 Ltd. 2025-19A A, CME Term SOFR 3 Month + 1.2500%,
5.5645%, 4/22/36 (144A)
‡
76,650,000 76,697,032
Generate CLO 9 Ltd. 9A AR, CME Term SOFR 3 Month + 1.3500%, 5.6755%,
1/20/38 (144A)
‡
10,000,000 10,035,000
GoldenTree Loan Management US CLO 10 Ltd. 2021-10A AJ, CME Term SOFR 3
Month + 1.5800%, 5.9055%, 10/20/37 (144A)
‡
18,900,000 18,930,147
GoldenTree Loan Management US CLO 16 Ltd. 2022-16A ARR, CME Term SOFR
3 Month + 1.1200%, 5.4455%, 1/20/38 (144A)
‡
12,500,000 12,487,867
GoldenTree Loan Management US CLO 26 Ltd. 2025-26A AJ, CME Term SOFR 3
Month + 1.5500%, 0.0000%, 7/20/38 (144A)
‡
10,500,000 10,563,000
GoldenTree Loan Management US CLO 6 Ltd. 2019-6A AR2, CME Term SOFR 3
Month + 0.9700%, 5.2955%, 4/20/35 (144A)
‡
129,000,000 129,013,713
Golub Capital Partners CLO 53B Ltd. 2021-53A AR, CME Term SOFR 3 Month +
0.9800%, 5.3055%, 7/20/34 (144A)
‡
154,500,000 154,581,128
Golub Capital Partners CLO 58B Ltd. 2021-58A A2, CME Term SOFR 3 Month +
1.7116%, 6.0301%, 1/25/35 (144A)
‡
10,000,000 10,023,980
Golub Capital Partners CLO 77 B Ltd. 2024-77A A1, CME Term SOFR 3 Month +
1.2500%, 5.5685%, 1/25/38 (144A)
‡
10,500,000 10,515,052
Greenacre Park CLO LLC 2021-2A AR, CME Term SOFR 3 Month + 1.3700%,
5.6667%, 7/20/37 (144A)
‡
20,000,000 20,074,932

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Greywolf CLO IV Ltd. 2019-1A A1R2, CME Term SOFR 3 Month + 1.2400%,
0.0000%, 4/17/34 (144A)
‡
$ 100,000,000 $ 100,000,000
Guggenheim CLO Ltd. 2022-2A A1R, CME Term SOFR 3 Month + 1.1500%,
5.4676%, 1/15/35 (144A)
‡
80,000,000 80,060,528
Guggenheim CLO Ltd. 2022-2A A2R, CME Term SOFR 3 Month + 1.4000%,
5.7175%, 1/15/35 (144A)
‡
10,000,000 10,000,166
Halseypoint CLO 6 Ltd. 2022-6A A1R, CME Term SOFR 3 Month + 1.3500%,
5.6755%, 1/20/38 (144A)
‡
23,000,000 23,084,451
Hartwick Park CLO Ltd. 2023-1A AR, CME Term SOFR 3 Month + 1.1600%,
5.4855%, 1/20/37 (144A)
‡
29,841,000 29,891,760
Harvest US CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.8500%,
6.1790%, 4/18/37 (144A)
‡
8,000,000 8,019,721
Hayfin US XII Ltd. 2020-12A A1R, CME Term SOFR 3 Month + 1.2300%,
5.5555%, 1/20/38 (144A)
‡
33,210,000 33,236,169
Hayfin US XV Ltd. 2024-15A A2, CME Term SOFR 3 Month + 1.9200%, 6.2338%,
4/28/37 (144A)
‡
8,000,000 8,022,238
HPS Loan Management 15-2019 Ltd. 15A-19 A1R, CME Term SOFR 3 Month +
1.3200%, 5.6520%, 1/22/35 (144A)
‡
40,595,000 40,670,965
HPS Loan Management Ltd. 2021-16A A1R, CME Term SOFR 3 Month + 1.1100%,
0.0000%, 1/23/35 (144A)
‡
100,000,000 100,000,000
HPS Loan Management Ltd. 2024-22A A1, CME Term SOFR 3 Month + 1.3700%,
5.6955%, 10/20/37 (144A)
‡
1,850,000 1,855,541
Invesco CLO Ltd. 2022-2A A2, CME Term SOFR 3 Month + 1.7500%, 6.0755%,
7/20/35 (144A)
‡
5,000,000 5,013,603
Invesco US CLO Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.3300%,
5.6476%, 1/15/38 (144A)
‡
20,175,000 20,231,490
Katayma CLO I Ltd. 2023-1A A2, CME Term SOFR 3 Month + 2.2000%,
6.5255%, 10/20/36 (144A)
‡
16,000,000 16,068,410
Katayma CLO II Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.6500%,
5.9755%, 4/20/37 (144A)
‡
98,500,000 98,909,977
KKR CLO 27 Ltd. 27A A1R2, CME Term SOFR 3 Month + 1.1100%, 5.4276%,
1/15/35 (144A)
‡
198,000,000 198,499,237
KKR CLO 27 Ltd. 27A A2R2, CME Term SOFR 3 Month + 1.4300%, 5.7476%,
1/15/35 (144A)
‡
13,500,000 13,505,227
KKR CLO 33 Ltd. 33A A, CME Term SOFR 3 Month + 1.4316%, 5.7571%,
7/20/34 (144A)
‡
24,635,000 24,696,654
KKR CLO 35 Ltd. 35A AR, CME Term SOFR 3 Month + 1.2000%, 5.5255%,
1/20/38 (144A)
‡
256,595,000 256,707,594
KKR CLO 40 Ltd. 40A AR, CME Term SOFR 3 Month + 1.3000%, 5.6255%,
10/20/34 (144A)
‡
228,840,000 229,183,260
KKR CLO 41 Ltd. 2022-41A A1, CME Term SOFR 3 Month + 1.3300%, 5.6476%,
4/15/35 (144A)
‡
78,141,000 78,293,281
KKR CLO 48 Ltd. 48A A2, CME Term SOFR 3 Month + 2.0000%, 6.3255%,
10/20/36 (144A)
‡
8,750,000 8,778,515
KKR CLO 52 Ltd. 2023-52A A1R, CME Term SOFR 3 Month + 1.3200%,
5.7058%, 7/16/38 (144A)
‡
100,000,000 100,258,740
KKR CLO 54 Ltd. 2024-54A A, CME Term SOFR 3 Month + 1.3200%, 5.6375%,
1/15/38 (144A)
‡
93,000,000 93,260,158
KKR CLO 56 Ltd. 2024-56A A1, CME Term SOFR 3 Month + 1.4000%, 5.7175%,
10/15/37 (144A)
‡
28,000,000 28,103,454
KKR CLO 61 Ltd. 2025-61A A1, CME Term SOFR 3 Month + 1.4500%, 5.7449%,
7/15/37 (144A)
‡
56,000,000 56,180,970
Lake George Park CLO Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.1300%,
5.4212%, 4/15/38 (144A)
‡
10,000,000 9,990,367

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
LCM 34 Ltd. 34A A1R, CME Term SOFR 3 Month + 1.1800%, 5.5066%, 10/20/34
(144A)
‡
$ 125,000,000 $ 125,186,987
LCM 35 Ltd. 35A A1R, CME Term SOFR 3 Month + 1.0800%, 5.3975%, 10/15/34
(144A)
‡
157,500,000 157,756,032
LCM 41 Ltd. 41A A1R, CME Term SOFR 3 Month + 1.2000%, 5.5176%, 4/15/36
(144A)
‡
69,000,000 69,147,129
LCM 42 Ltd. 42A A1, CME Term SOFR 3 Month + 1.3800%, 5.6976%, 1/15/38
(144A)
‡
45,000,000 45,171,549
Madison Park Funding LII Ltd. 2021-52A A, CME Term SOFR 3 Month + 1.3616%,
5.6936%, 1/22/35 (144A)
‡
60,085,000 60,171,186
Madison Park Funding LVII Ltd. 2022-57A A2R, CME Term SOFR 3 Month +
1.5000%, 5.8138%, 7/27/34 (144A)
‡
16,500,000 16,518,084
Madison Park Funding LXIII Ltd. 2023-63A A1R, CME Term SOFR 3 Month +
1.4000%, 5.7255%, 7/21/38 (144A)
‡
104,350,000 104,783,689
Madison Park Funding LXVII Ltd. 2024-67A A1, CME Term SOFR 3 Month +
1.5100%, 5.8285%, 4/25/37 (144A)
‡
1,695,000 1,701,755
Madison Park Funding LXXI Ltd. 2025-71A A1, CME Term SOFR 3 Month +
1.1400%, 5.4095%, 4/23/38 (144A)
‡
115,580,000 115,468,049
Madison Park Funding XLV Ltd. 2020-45A ARR, CME Term SOFR 3 Month +
1.0800%, 5.3975%, 7/15/34 (144A)
‡
51,695,000 51,708,647
Madison Park Funding XLVIII Ltd. 2021-48A A, CME Term SOFR 3 Month +
1.4116%, 5.7371%, 4/19/33 (144A)
‡
39,426,155 39,485,294
Madison Park Funding XVII Ltd. 2015-17A AR3, CME Term SOFR 3 Month +
1.3500%, 5.6755%, 10/21/37 (144A)
‡
30,000,000 30,090,036
Madison Park Funding XXII Ltd. 2016-22A AR2, CME Term SOFR 3 Month +
1.3100%, 5.6275%, 1/15/38 (144A)
‡
33,000,000 33,082,404
Madison Park Funding XXIX Ltd. 2018-29A A1R2, CME Term SOFR 3 Month +
1.1800%, 5.5090%, 3/25/38 (144A)
‡
75,760,000 75,733,711
Madison Park Funding XXVIII Ltd. 2018-28A A2R, CME Term SOFR 3 Month +
1.5500%, 5.8676%, 1/15/38 (144A)
‡
15,575,000 15,596,115
Madison Park Funding XXX Ltd. 2018-30A A1R, CME Term SOFR 3 Month +
1.3600%, 5.6778%, 7/16/37 (144A)
‡
99,220,000 99,505,119
Madison Park Funding XXXII Ltd. 2018-32A A1R2, CME Term SOFR 3 Month +
1.3600%, 5.6920%, 7/22/37 (144A)
‡
83,250,000 83,492,774
Madison Park Funding XXXII Ltd. 2018-32A A2R2, CME Term SOFR 3 Month +
1.5600%, 5.8920%, 7/22/37 (144A)
‡
24,000,000 24,036,703
Madison Park Funding XXXIV Ltd. 2019-34A A1RR, CME Term SOFR 3 Month +
1.3700%, 5.6878%, 10/16/37 (144A)
‡
150,000,000 150,374,400
Madison Park Funding XXXVIII Ltd. 2021-38A A, CME Term SOFR 3 Month +
1.3816%, 5.7040%, 7/17/34 (144A)
‡
12,900,000 12,927,869
Magnetite Xlv Ltd. 2025-45A A1, CME Term SOFR 3 Month + 1.1500%, 5.4349%,
4/15/38 (144A)
‡
10,000,000 9,990,200
Magnetite XLVII Ltd. 2024-47A A, CME Term SOFR 3 Month + 1.3300%,
5.6485%, 1/25/38 (144A)
‡
121,000,000 121,380,666
Magnetite XXVI Ltd. 2020-26A AR2, CME Term SOFR 3 Month + 1.1500%,
5.4685%, 1/25/38 (144A)
‡
96,900,000 96,778,875
Magnetite XXVII Ltd. 2020-27A AR, CME Term SOFR 3 Month + 1.4016%,
5.7271%, 10/20/34 (144A)
‡
97,120,000 97,307,073
Magnetite XXXII Ltd. 2022-32A A, CME Term SOFR 3 Month + 1.3500%,
5.6675%, 4/15/35 (144A)
‡
57,250,000 57,396,938
Magnetite XXXIV Ltd. 2023-34A A1R, CME Term SOFR 3 Month + 1.1400%,
5.4575%, 1/15/38 (144A)
‡
9,965,000 9,952,544
Magnetite XXXIX Ltd. 2023-39A AR, CME Term SOFR 3 Month + 1.1700%,
5.4885%, 1/25/37 (144A)
‡
239,750,000 240,230,219

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Man US CLO Ltd. 2024-1A A, CME Term SOFR 3 Month + 1.5500%, 5.8755%,
7/20/37 (144A)
‡
$ 25,000,000 $ 25,116,400
Meacham Park CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.5300%,
5.8555%, 10/20/37 (144A)
‡
10,000,000 10,013,285
MidOcean Credit CLO XVIII LLC 2025-18A A1, CME Term SOFR 3 Month +
1.1700%, 0.0000%, 10/18/35 (144A)
‡
75,000,000 75,195,000
Morgan Stanley Eaton Vance CLO Ltd. 2023-20A A2, CME Term SOFR 3 Month
+ 2.0000%, 6.3255%, 1/20/37 (144A)
‡
8,000,000 8,026,601
Nassau Ltd. 2021-IA A1R, CME Term SOFR 3 Month + 1.1100%, 5.4276%,
8/26/34 (144A)
‡
127,815,000 128,081,200
Navesink CLO 3 Ltd. 2025-3A A1, CME Term SOFR 3 Month + 1.4800%,
5.8035%, 7/15/37 (144A)
‡
100,000,000 100,430,000
Neuberger Berman CLO XXI Ltd. 2016-21A A1R3, CME Term SOFR 3 Month +
1.3200%, 5.6455%, 1/20/39 (144A)
‡
40,000,000 40,119,780
Neuberger Berman CLO XXII Ltd. 2016-22A A2R2, CME Term SOFR 3 Month +
1.7200%, 6.0424%, 4/15/38 (144A)
‡
15,200,000 15,238,485
Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A A1R2, CME Term
SOFR 3 Month + 1.2400%, 5.5655%, 1/20/37 (144A)
‡
32,970,000 33,031,054
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A AR2, CME Term SOFR
3 Month + 1.2200%, 5.5378%, 4/16/39 (144A)
‡
155,500,000 155,500,000
Neuberger Berman Loan Advisers CLO 38 Ltd. 2020-38A AR2, CME Term SOFR
3 Month + 0.9600%, 5.2855%, 10/20/36 (144A)
‡
20,000,000 20,000,012
Neuberger Berman Loan Advisers CLO 45 Ltd. 2021-45A AR, CME Term SOFR 3
Month + 1.0600%, 5.3803%, 10/14/36 (144A)
‡
95,000,000 95,161,129
Neuberger Berman Loan Advisers CLO 61 Ltd. 2025-61A A2, CME Term SOFR 3
Month + 1.5800%, 5.9020%, 7/17/39 (144A)
‡
11,000,000 10,998,911
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd. 2023-53A A2R, CME Term
SOFR 3 Month + 1.5400%, 5.8587%, 10/24/37 (144A)
‡
33,000,000 33,047,144
New Mountain CLO 1 Ltd. CLO-1A A1RR, CME Term SOFR 3 Month + 1.2500%,
5.5676%, 1/15/38 (144A)
‡
43,770,000 43,833,427
New Mountain CLO 2 Ltd. CLO-2A A1R, CME Term SOFR 3 Month + 1.3600%,
5.6775%, 1/15/38 (144A)
‡
105,420,000 105,815,641
New Mountain CLO 6 Ltd. CLO-6A A, CME Term SOFR 3 Month + 1.4000%,
5.7175%, 10/15/37 (144A)
‡
47,500,000 47,677,284
New Mountain CLO 7 Ltd. CLO-7A A1, CME Term SOFR 3 Month + 1.2000%,
5.4844%, 3/31/38 (144A)
‡
20,000,000 19,991,360
NGC CLO 2 Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.2300%, 5.5098%,
4/20/38 (144A)
‡
15,000,000 15,015,361
Northwoods Capital 27 Ltd. 2021-27A A1, CME Term SOFR 3 Month + 1.4516%,
5.7740%, 10/17/34 (144A)
‡
11,250,000 11,250,000
NYACK Park CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.3816%,
5.7071%, 10/20/34 (144A)
‡
13 13
Oaktree CLO Ltd. 2021-2A AR, CME Term SOFR 3 Month + 0.9700%, 5.2876%,
1/15/35 (144A)
‡
167,961,000 167,926,971
Oaktree CLO Ltd. 2020-1A ARR, CME Term SOFR 3 Month + 1.1900%, 5.5076%,
1/15/38 (144A)
‡
81,350,000 81,324,782
Oaktree CLO Ltd. 2019-3A A2R2, CME Term SOFR 3 Month + 1.5800%,
5.9055%, 1/20/38 (144A)
‡
20,200,000 20,232,465
Oaktree CLO Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.3500%, 5.6755%,
7/20/38 (144A)
‡
16,000,000 16,052,536
Obra CLO 2 Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.5400%, 5.8102%,
7/20/38 (144A)
‡
25,000,000 25,132,872
Ocean Trails CLO IX 2020-9A ARR, CME Term SOFR 3 Month + 1.2300%,
5.5475%, 1/15/38 (144A)
‡
20,115,000 20,126,242

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Ocean Trails CLO XIV Ltd. 2023-14A AR, CME Term SOFR 3 Month + 1.3400%,
5.6655%, 1/20/38 (144A)
‡
$ 124,000,000 $ 124,365,180
OCP Aegis CLO Ltd. 2024-39A A1, CME Term SOFR 3 Month + 1.2200%,
5.5378%, 1/16/37 (144A)
‡
201,000,000 201,402,000
OCP Aegis CLO Ltd. 2024-39A A2, CME Term SOFR 3 Month + 1.4200%,
5.7378%, 1/16/37 (144A)
‡
12,000,000 12,004,318
OCP CLO Ltd. 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 5.5724%,
10/17/36 (144A)
‡
20,000,000 20,058,882
OCP CLO Ltd. 2015-9A AR3, CME Term SOFR 3 Month + 1.1000%, 5.4176%,
1/15/37 (144A)
‡
100,000,000 100,051,770
OCP CLO Ltd. 2021-23A AR, CME Term SOFR 3 Month + 1.1600%, 5.4824%,
1/17/37 (144A)
‡
266,700,000 267,059,245
OCP CLO Ltd. 2023-26A AR, CME Term SOFR 3 Month + 1.0800%, 5.4024%,
4/17/37 (144A)
‡
154,750,000 154,765,475
OCP CLO Ltd. 2024-32A A1, CME Term SOFR 3 Month + 1.5200%, 5.8390%,
4/23/37 (144A)
‡
17,600,000 17,669,059
OCP CLO Ltd. 2017-14A A1R, CME Term SOFR 3 Month + 1.3700%, 5.6955%,
7/20/37 (144A)
‡
111,400,000 111,733,966
OCP CLO Ltd. 2022-25A A1R, CME Term SOFR 3 Month + 1.4200%, 5.7455%,
7/20/37 (144A)
‡
34,150,000 34,262,736
OCP CLO Ltd. 2020-19A A1R2, CME Term SOFR 3 Month + 1.1800%, 5.5055%,
4/20/38 (144A)
‡
121,700,000 121,659,961
Octagon 52 Ltd. 2021-1A A2R, CME Term SOFR 3 Month + 1.6000%, 5.9190%,
7/23/37 (144A)
‡
10,000,000 10,017,327
Octagon 57 Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.4116%, 5.7292%,
10/15/34 (144A)
‡
8,500,000 8,519,915
Octagon 60 Ltd. 2022-1A A2R, CME Term SOFR 3 Month + 1.5800%, 5.9055%,
10/20/37 (144A)
‡
15,000,000 15,025,907
Octagon 64 Ltd. 2022-1A A1R, CME Term SOFR 3 Month + 1.2600%, 5.5855%,
7/21/35 (144A)
‡
80,000,000 80,268,280
Octagon 65 Ltd. 2024-4A A2, CME Term SOFR 3 Month + 1.5800%, 5.8990%,
10/23/37 (144A)
‡
18,750,000 18,779,004
Octagon 68 Ltd. 2023-1A A2, CME Term SOFR 3 Month + 1.9500%, 6.2755%,
10/20/36 (144A)
‡
15,000,000 15,043,742
Octagon 71 Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7000%, 6.0290%,
4/18/37 (144A)
‡
15,000,000 15,034,454
Octagon 74 Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.1300%, 5.4620%,
4/22/38 (144A)
‡
31,000,000 30,969,130
Octagon Investment Partners 20-R Ltd. 2019-4A A1RR, CME Term SOFR 3 Month
+ 1.4000%, 5.7003%, 8/12/37 (144A)
‡
28,000,000 28,094,867
Octagon Investment Partners 28 Ltd. 2016-1A A2RR, CME Term SOFR 3 Month +
1.7200%, 6.0387%, 4/24/37 (144A)
‡
10,250,000 10,276,286
Octagon Investment Partners 29 Ltd. 2016-1A A1R2, CME Term SOFR 3 Month +
1.4200%, 5.7490%, 7/18/37 (144A)
‡
63,900,000 64,112,014
Octagon Investment Partners 29 Ltd. 2016-1A A2R2, CME Term SOFR 3 Month +
1.6200%, 5.9490%, 7/18/37 (144A)
‡
10,000,000 10,019,277
Octagon Investment Partners 32 Ltd. 2017-1A A1R3, CME Term SOFR 3 Month +
1.3800%, 5.6976%, 10/31/37 (144A)
‡
87,000,000 87,346,390
Octagon Investment Partners 40 Ltd. 2019-1A A1RR, CME Term SOFR 3 Month +
1.0400%, 5.3655%, 1/20/35 (144A)
‡
19,450,000 19,479,008
Octagon Investment Partners 42 Ltd. 2019-3A A1RR, CME Term SOFR 3 Month +
1.3600%, 5.6775%, 7/15/37 (144A)
‡
97,000,000 97,241,394
Octagon Investment Partners 44 Ltd. 2019-1A AR2, CME Term SOFR 3 Month +
1.1500%, 5.4736%, 10/15/34 (144A)
‡
130,000,000 130,014,170

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Octagon Investment Partners 45 Ltd. 2019-1A A1R, CME Term SOFR 3 Month +
1.3400%, 5.6576%, 4/15/35 (144A)
‡
$ 14,775,000 $ 14,810,198
Octagon Investment Partners 50 Ltd. 2020-4A AR, CME Term SOFR 3 Month +
1.4116%, 5.7292%, 1/15/35 (144A)
‡
53,400,000 53,533,714
Octagon Investment Partners 51 Ltd. 2021-1A AR, CME Term SOFR 3 Month +
0.9900%, 5.3155%, 7/20/34 (144A)
‡
261,500,000 261,601,357
OHA Credit Funding 4 Ltd. 2019-4A AR2, CME Term SOFR 3 Month + 1.2900%,
5.6220%, 1/22/38 (144A)
‡
32,950,000 33,028,500
OHA Credit Funding 6 Ltd. 2020-6A AR2, CME Term SOFR 3 Month + 1.3300%,
5.6555%, 10/20/37 (144A)
‡
16,980,000 17,028,493
OHA Credit Funding 7 Ltd. 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%,
5.5438%, 7/19/38 (144A)
‡
100,000,000 100,280,300
OHA Credit Partners VII Ltd. 2012-7A AR4, CME Term SOFR 3 Month + 1.1400%,
5.4620%, 2/20/38 (144A)
‡
1,750,000 1,748,277
OHA Credit Partners XIV Ltd. 2017-14A A2R, CME Term SOFR 3 Month +
1.5700%, 5.8955%, 7/21/37 (144A)
‡
20,000,000 20,032,430
Palmer Square CLO Ltd. 2015-1A A1A5, CME Term SOFR 3 Month + 1.0500%,
5.3715%, 5/21/34 (144A)
‡
138,188,000 138,368,570
Palmer Square CLO Ltd. 2015-1A A1B5, CME Term SOFR 3 Month + 1.3500%,
5.6715%, 5/21/34 (144A)
‡
29,000,000 29,032,602
Palmer Square CLO Ltd. 2019-1A A1R, CME Term SOFR 3 Month + 1.4116%,
5.7193%, 11/14/34 (144A)
‡
21,077,000 21,126,046
Palmer Square CLO Ltd. 2021-3A A2, CME Term SOFR 3 Month + 1.6616%,
5.9792%, 1/15/35 (144A)
‡
16,000,000 16,033,952
Palmer Square CLO Ltd. 2022-3A A2R, CME Term SOFR 3 Month + 1.5500%,
5.8755%, 7/20/37 (144A)
‡
15,400,000 15,421,083
Palmer Square CLO Ltd. 2024-2A A2, CME Term SOFR 3 Month + 1.6000%,
5.9255%, 7/20/37 (144A)
‡
6,000,000 6,011,027
Palmer Square Loan Funding Ltd. 2022-3A A1BR, CME Term SOFR 3 Month +
1.4000%, 5.7175%, 4/15/31 (144A)
‡
750,000 750,086
Park Blue CLO 2023-IV Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.0000%,
6.3185%, 1/25/37 (144A)
‡
5,000,000 5,016,513
Park Blue CLO 2024-VI Ltd. 2024-6A A1, CME Term SOFR 3 Month + 1.3400%,
5.6585%, 1/25/38 (144A)
‡
47,100,000 47,269,282
Park Blue CLO 2025-VII Ltd. 2025-7A A1, CME Term SOFR 3 Month + 1.2200%,
5.4661%, 4/25/38 (144A)
‡
9,750,000 9,751,604
Pikes Peak CLO 10 2022-10A A1R, CME Term SOFR 3 Month + 1.3600%,
5.6920%, 1/22/38 (144A)
‡
10,000,000 10,037,991
Pikes Peak CLO 12 Ltd. 2023-12A AR, CME Term SOFR 3 Month + 1.2200%,
5.5455%, 4/20/38 (144A)
‡
10,000,000 10,008,770
Pikes Peak CLO 18 2025-18A A1, CME Term SOFR 3 Month + 1.2200%,
5.5075%, 4/20/38 (144A)
‡
40,000,000 40,004,624
Pikes Peak CLO 8 2021-8A A1R, CME Term SOFR 3 Month + 1.3300%, 5.6555%,
1/20/38 (144A)
‡
17,500,000 17,552,360
Pixley Park CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.5200%,
5.8376%, 1/15/37 (144A)
‡
27,000,000 27,036,302
Post CLO Ltd. 2021-1A AR, CME Term SOFR 3 Month + 1.0800%, 5.3975%,
10/15/34 (144A)
‡
189,000,000 189,308,297
Post CLO Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.6000%, 5.9255%,
4/20/37 (144A)
‡
64,500,000 64,741,759
Rad CLO 18 Ltd. 2023-18A A1R, CME Term SOFR 3 Month + 1.4000%, 5.7197%,
7/15/37 (144A)
‡
125,000,000 125,377,650
Rad CLO 18 Ltd. 2023-18A A2R, CME Term SOFR 3 Month + 1.7000%, 6.0197%,
7/15/37 (144A)
‡
20,000,000 20,044,284

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
RAD CLO 21 Ltd. 2023-21A A1R, CME Term SOFR 3 Month + 1.0700%,
5.3885%, 1/25/37 (144A)
‡
$ 235,400,000 $ 235,370,952
RAD CLO 26 Ltd. 2024-26A A, CME Term SOFR 3 Month + 1.3700%, 5.6955%,
10/20/37 (144A)
‡
100,000,000 100,321,150
Rad CLO 7 Ltd. 2020-7A A1R, CME Term SOFR 3 Month + 1.3500%, 5.6724%,
4/17/36 (144A)
‡
82,050,000 82,173,075
Rad CLO 7 Ltd. 2020-7A A2R, CME Term SOFR 3 Month + 1.7000%, 6.0224%,
4/17/36 (144A)
‡
11,000,000 11,024,996
Regatta 30 Funding Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.3200%,
5.6385%, 1/25/38 (144A)
‡
33,500,000 33,583,750
Regatta 32 Funding Ltd. 2025-4A A1, CME Term SOFR 3 Month + 1.3400%,
5.6277%, 7/25/38 (144A)
‡
10,000,000 10,031,321
Regatta VII Funding Ltd. 2016-1A A1R2, CME Term SOFR 3 Month + 1.4116%,
5.7305%, 6/20/34 (144A)
‡
30,000,000 30,045,030
Regatta XVII Funding Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.3800%,
5.6976%, 10/15/37 (144A)
‡
22,350,000 22,426,504
Regatta XVIII Funding Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.1600%,
5.4776%, 4/15/38 (144A)
‡
160,226,724 160,074,493
Regatta XX Funding Ltd. 2021-2A AR, CME Term SOFR 3 Month + 1.1800%,
5.4975%, 1/15/38 (144A)
‡
148,449,000 148,487,107
Regatta XXV Funding Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.3400%,
5.6681%, 7/15/38 (144A)
‡
43,000,000 43,137,600
Riserva CLO Ltd. 2016-3A ARR, CME Term SOFR 3 Month + 1.3216%, 5.6506%,
1/18/34 (144A)
‡
74,500,000 74,574,500
Rockford Tower CLO Ltd. 2017-1A AR2, CME Term SOFR 3 Month + 1.3616%,
5.6871%, 4/20/34 (144A)
‡
14,500,000 14,526,249
Rockford Tower CLO Ltd. 2021-3A A2R, CME Term SOFR 3 Month + 1.6500%,
5.9676%, 1/15/38 (144A)
‡
14,000,000 14,030,180
Rockland Park CLO Ltd. 2021-1A A2R, CME Term SOFR 3 Month + 1.5500%,
0.0000%, 7/20/38 (144A)
‡
10,000,000 10,004,000
RR 20 Ltd. 2022-20A A1R, CME Term SOFR 3 Month + 0.9900%, 5.3075%,
7/15/37 (144A)
‡
151,721,000 151,841,042
RR 21 Ltd. 2022-21A A1AR, CME Term SOFR 3 Month + 1.4000%, 5.7175%,
7/15/39 (144A)
‡
570,000 571,762
RR 21 Ltd. 2022-21A A1BR, CME Term SOFR 3 Month + 1.6000%, 5.9176%,
7/15/39 (144A)
‡
15,000,000 15,026,300
RR 26 Ltd. 2023-26A A1R, CME Term SOFR 3 Month + 1.1200%, 5.4376%,
4/15/38 (144A)
‡
177,930,000 178,171,006
RR 8 Ltd. 2020-8A A1R, CME Term SOFR 3 Month + 1.3500%, 5.6675%,
7/15/37 (144A)
‡
190,870,800 191,347,404
RRX 7 Ltd. 2022-7A A1, CME Term SOFR 3 Month + 1.3600%, 5.6775%, 7/15/35
(144A)
‡
31,980,000 32,043,960
Sandstone Peak II Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.4100%,
5.7355%, 7/20/38 (144A)
‡
44,950,000 45,142,166
Sandstone Peak III Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.6300%,
5.9485%, 4/25/37 (144A)
‡
66,000,000 66,269,465
Sandstone Peak III Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.8300%,
6.1485%, 4/25/37 (144A)
‡
8,000,000 8,018,638
Saratoga Investment Corp. CLO Ltd. 2013-1A A2R4, CME Term SOFR 3 Month +
1.7600%, 6.0855%, 4/20/33 (144A)
‡
10,000,000 10,009,979
Signal Peak CLO 11 Ltd. 2024-11A A2, CME Term SOFR 3 Month + 1.6800%,
6.0090%, 7/18/37 (144A)
‡
20,000,000 20,046,824
Signal Peak CLO 12 Ltd. 2022-12A A2R, CME Term SOFR 3 Month + 1.6000%,
5.9290%, 7/18/37 (144A)
‡
8,000,000 8,014,400

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Signal Peak CLO 14 Ltd. 2024-14A A, CME Term SOFR 3 Month + 1.3000%,
5.6320%, 1/22/38 (144A)
‡
$ 37,200,000 $ 37,274,329
Signal Peak CLO 9 Ltd. 2021-9A A2R, CME Term SOFR 3 Month + 1.5500%,
5.8755%, 1/21/38 (144A)
‡
10,000,000 10,029,883
Silver Point CLO 1 Ltd. 2022-1A A1R, CME Term SOFR 3 Month + 1.3200%,
5.6455%, 1/20/38 (144A)
‡
66,670,000 66,858,563
Silver Point CLO 10 Ltd. 2025-10A A2, CME Term SOFR 3 Month + 1.6500%,
5.9180%, 7/15/38 (144A)
‡
20,000,000 19,998,532
Silver Point CLO 2 Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%,
5.6955%, 4/20/38 (144A)
‡
121,000,000 121,454,137
Silver Point CLO 6 Ltd. 2024-6A A1, CME Term SOFR 3 Month + 1.4000%,
5.7175%, 10/15/37 (144A)
‡
30,000,000 30,111,000
Silver Rock CLO I Ltd. 2020-1A A1RR, CME Term SOFR 3 Month + 1.4200%,
5.7455%, 10/20/37 (144A)
‡
25,000,000 25,098,900
Sixth Street CLO IX Ltd. 2017-9A AR, CME Term SOFR 3 Month + 1.3800%,
5.7055%, 7/21/37 (144A)
‡
47,695,000 47,861,933
Sixth Street CLO XIX Ltd. 2021-19A A, CME Term SOFR 3 Month + 1.3616%,
5.6871%, 7/20/34 (144A)
‡
20,000,000 20,000,000
Sixth Street CLO XVII Ltd. 2021-17A A1R, CME Term SOFR 3 Month + 1.1500%,
5.4724%, 4/17/38 (144A)
‡
20,750,000 20,734,464
Sound Point CLO 2025R-1 Ltd. 2025-1RA A1, CME Term SOFR 3 Month +
1.3400%, 5.6620%, 2/20/38 (144A)
‡
36,000,000 36,109,224
Sound Point CLO IX Ltd. 2015-2A ARRR, CME Term SOFR 3 Month + 1.4716%,
5.7971%, 7/20/32 (144A)
‡
2,671,792 2,678,331
Sound Point CLO Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.2500%,
5.5539%, 4/15/38 (144A)
‡
10,850,000 10,859,072
Sound Point CLO XXVI Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.4316%,
5.7571%, 7/20/34 (144A)
‡
11,000,000 11,026,043
Sycamore Tree CLO Ltd. 2024-5A A2, CME Term SOFR 3 Month + 1.8000%,
6.1255%, 4/20/36 (144A)
‡
15,000,000 15,045,051
Sycamore Tree CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.6500%,
5.9755%, 4/20/37 (144A)
‡
148,000,000 148,629,784
Sycamore Tree CLO Ltd. 2021-1A AR, CME Term SOFR 3 Month + 1.3900%,
5.7155%, 1/20/38 (144A)
‡
90,000,000 90,395,028
Symetra CLO Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.2900%, 5.5714%,
4/20/38 (144A)
‡
10,000,000 10,025,809
Symphony CLO 40 Ltd. 2023-40A AR, CME Term SOFR 3 Month + 1.3100%,
5.6303%, 1/5/38 (144A)
‡
77,970,000 78,177,268
Symphony CLO 47 Ltd. 2025-47A A1, CME Term SOFR 3 Month + 1.1400%,
5.4655%, 4/20/38 (144A)
‡
94,200,000 94,108,833
Symphony CLO XXV Ltd. 2021-25A A, CME Term SOFR 3 Month + 1.2416%,
5.5671%, 4/19/34 (144A)
‡
75,114,000 75,229,443
Symphony CLO XXVIII Ltd. 2021-28A A, CME Term SOFR 3 Month + 1.4016%,
5.7206%, 10/23/34 (144A)
‡
10,000,000 10,018,656
Symphony Loan Funding CLO 1 Ltd. 2024-1A A1, CME Term SOFR 3 Month +
1.4300%, 5.7620%, 1/22/38 (144A)
‡
48,800,000 48,989,407
Symphony Loan Funding CLO 1 Ltd. 2024-1A A2, CME Term SOFR 3 Month +
1.6500%, 5.9820%, 1/22/38 (144A)
‡
12,000,000 12,024,880
TCW CLO Ltd. 2020-1A A1R3, CME Term SOFR 3 Month + 1.0500%, 5.3755%,
4/20/34 (144A)
‡
20,000,000 20,021,540
TCW CLO Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.4200%, 5.7424%,
7/17/37 (144A)
‡
10,000,000 10,032,908
TCW CLO Ltd. 2019-2A A1R2, CME Term SOFR 3 Month + 1.2700%, 5.5955%,
1/20/38 (144A)
‡
29,750,000 29,805,261

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
TCW CLO Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.3800%, 5.7220%,
3/31/38 (144A)
‡
$ 41,950,000 $ 42,109,997
Texas Debt Capital CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7000%,
6.0320%, 4/22/37 (144A)
‡
16,000,000 16,036,987
Thompson Park CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.0500%,
5.3675%, 4/15/34 (144A)
‡
75,000,000 75,083,850
TICP CLO XII Ltd. 2018-12A AR, CME Term SOFR 3 Month + 1.4316%, 5.7492%,
7/15/34 (144A)
‡
10,335,000 10,353,603
Tikehau US CLO I Ltd. 2021-1A A2, CME Term SOFR 3 Month + 1.7116%,
6.0406%, 1/18/35 (144A)
‡
8,000,000 8,019,785
Tralee CLO V Ltd. 2018-5A A2RR, CME Term SOFR 3 Month + 1.4500%,
5.7755%, 10/20/34 (144A)
‡
11,000,000 11,006,165
Trestles CLO VI Ltd. 2023-6A A1R, CME Term SOFR 3 Month + 1.1800%,
5.4985%, 4/25/38 (144A)
‡
45,500,000 45,484,539
Trestles CLO VIII Ltd. 2025-8A A1, CME Term SOFR 3 Month + 1.3300%,
5.6267%, 6/11/35 (144A)
‡
10,000,000 10,019,593
Trinitas CLO VI Ltd. 2017-6A ARRR, CME Term SOFR 3 Month + 1.3300%,
5.6485%, 1/25/34 (144A)
‡
77,410,000 77,492,202
Trinitas CLO XI Ltd. 2019-11A A1RR, CME Term SOFR 3 Month + 1.1900%,
5.5076%, 7/15/34 (144A)
‡
89,700,000 89,789,269
Trinitas CLO XIV Ltd. 2020-14A A1R, CME Term SOFR 3 Month + 1.3400%,
5.6585%, 1/25/34 (144A)
‡
50,000,000 50,059,040
Trinitas CLO XXXI Ltd. 2024-31A A1, CME Term SOFR 3 Month + 1.3500%,
5.6820%, 1/22/38 (144A)
‡
23,000,000 23,081,068
Valley Stream Park CLO Ltd. 2022-1A ARR, CME Term SOFR 3 Month + 1.1900%,
5.5155%, 1/20/37 (144A)
‡
10,280,000 10,306,400
Venture 42 CLO Ltd. 2021-42A A2, CME Term SOFR 3 Month + 1.5616%,
5.8792%, 4/15/34 (144A)
‡
5,000,000 5,007,457
Venture 43 CLO Ltd. 2021-43A A1R, CME Term SOFR 3 Month + 1.3500%,
5.6675%, 4/15/34 (144A)
‡
71,000,000 71,088,012
Venture 46 CLO Ltd. 2022-46A A1R, CME Term SOFR 3 Month + 1.4500%,
5.7755%, 10/20/37 (144A)
‡
8,000,000 8,033,026
Venture 47 CLO Ltd. 2023-47A A1R, CME Term SOFR 3 Month + 1.5000%,
5.8255%, 4/20/36 (144A)
‡
20,000,000 20,083,050
Vibrant CLO IX-R Ltd. 2018-9RA A1, CME Term SOFR 3 Month + 1.0000%,
5.3255%, 4/20/37 (144A)
‡
78,975,000 79,005,674
Voya CLO Ltd. 2021-1A AR, CME Term SOFR 3 Month + 1.0000%, 5.3175%,
7/15/34 (144A)
‡
89,963,000 90,012,642
Voya CLO Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.4116%, 5.7294%,
7/16/34 (144A)
‡
23,000,000 23,035,949
Voya CLO Ltd. 2020-3A ARR, CME Term SOFR 3 Month + 1.2500%, 5.5755%,
1/20/38 (144A)
‡
130,150,000 130,406,812
Voya CLO Ltd. 2021-3A A1R, CME Term SOFR 3 Month + 1.2500%, 5.5061%,
4/15/38 (144A)
‡
25,000,000 25,046,372
Voya CLO Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.1300%, 5.4242%,
4/20/38 (144A)
‡
22,750,000 22,727,364
Voya Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.5800%, 5.9055%, 7/20/37
(144A)
‡
12,000,000 12,018,751
Wellfleet CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.1800%, 5.5055%,
4/20/34 (144A)
‡
75,000,000 75,097,950
Wellfleet CLO Ltd. 2022-1A A1RN, CME Term SOFR 3 Month + 1.4200%,
5.7376%, 7/15/37 (144A)
‡
19,500,000 19,563,531
Whitebox CLO III Ltd. 2021-3A A1R, CME Term SOFR 3 Month + 1.2700%,
5.5875%, 10/15/35 (144A)
‡
43,339,000 43,425,678

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Whitebox CLO IV Ltd. 2023-4A A1R, CME Term SOFR 3 Month + 1.4900%,
5.8155%, 4/20/36 (144A)
‡
$ 125,000,000 $ 125,403,825
Wind River CLO Ltd. 2021-4A AR, CME Term SOFR 3 Month + 1.2300%,
5.5619%, 1/20/35 (144A)
‡
125,000,000 125,237,137
Wind River CLO Ltd. 2024-1A A, CME Term SOFR 3 Month + 1.6000%, 5.9255%,
4/20/37 (144A)
‡
62,000,000 62,226,746
Wise CLO Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.2300%, 5.4902%,
1/20/38 (144A)
‡
15,000,000 15,010,275
Zais CLO 16 Ltd. 2020-16A A1R2, CME Term SOFR 3 Month + 1.1300%,
5.4555%, 10/20/34 (144A)
‡
63,000,000 63,022,661
Zais CLO 18 Ltd. 2022-18A A1A, CME Term SOFR 3 Month + 1.5200%, 5.8385%,
1/25/35 (144A)
‡
46,875,000 46,957,111
Total Collateralized Loan Obligations (cost $23,459,331,522) 23,489,170,731
Investment Companies - 1 .3%
Money Market Funds - 1 .3%
Janus Henderson Cash Liquidity Fund LLC, 4.3597%
£,∞
(cost $301,395,871) 301,387,434 301,447,711
Total Investments (total cost $ 23,760,727,393 ) - 101 .6% 23,790,618,442
Liabilities, net of Cash, Receivables and Other Assets - (1.6%) (365,362,743)
Net Assets - 100.0% $23,425,255,699
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 23,790,618,442 100 .0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/25
............. Shares
Held at
7/31/25
Dividend
Income
Investment Company - 1.3%
Money Market Funds - 1.3%
Janus Henderson Cash
Liquidity Fund LLC,
4.3597%
∞
$ – $ 9,438,587,144 $ (9,137,118,440) $ (72,833) $ 51,840 $ 301,447,711 301,387,434 $ 9,301,785

Janus Henderson AAA CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2025

CME Chicago Mercantile Exchange
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of July 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2025 is $23,489,170,731 which represents 100.3% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 23,489,170,731 $ — $ 23,489,170,731
Investment Companies — 301,447,711 — 301,447,711
Total Assets $ — $ 23,790,618,442 $ — $ 23,790,618,442

Janus Henderson AAA CLO ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson AAA CLO ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-35-70352 09-25